Financial Liabilities - Interest-bearing loans (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financial liabilities
Total non-current liabilities	€ 15,660	€ 18,078
Total current liabilities	7,063	6,020
Total non-current and current liabilities	22,723	24,098
Total loans
Financial liabilities
Total non-current liabilities	100	401
Total current liabilities	3,842	2,492
Secured bank loans
Financial liabilities
Total non-current liabilities	100	401
Total current liabilities	401	567
Short term deposits pledged as security	1,500	1,500
Other bank loans
Financial liabilities
Total current liabilities		387
Total non-current and current liabilities		387
Bank overdrafts
Financial liabilities
Total current liabilities	3,441	1,538
Lease liabilities
Financial liabilities
Total non-current liabilities	15,560	17,677
Total current liabilities	3,221	3,528
Total non-current and current liabilities	€ 18,781	€ 21,205